INCOME TAXES (Tables)	8 Months Ended	12 Months Ended
	Oct. 31, 2017	Oct. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets

The cumulative tax effect at the expected rate of 34% of significant items comprising our net deferred tax amount is as follows:

October 31, 2017
Net operating loss carry forward	$52,932

Less: valuation allowance	(52,932)
Net deferred tax asset	$-

The cumulative tax effect at the expected rate of 34% of significant items comprising our net deferred tax amount is as follows:

November 12, 2015 (Inception)
Through
October 31
2016
Net operating loss carry forward	56,546
Less: valuation allowance	(56,546)
Net deferred tax asset	$-